Capital and Reserves - Summary of Movements of Called Up Share Capital (Details) - Ordinary Shares	12 Months Ended
	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance | £	£ 614,090,000	£ 614,060,000	£ 506,750,000
Changes during the year - share option schemes | £	30,000	30,000	50,000
Allotted and fully paid ending balance | £	£ 614,120,000	£ 614,090,000	614,060,000
– Issue of shares RAI acquisition | £			£ 107,260,000
Allotted and fully paid beginning balance | shares	2,456,415,884	2,456,278,414	2,027,019,508
Changes during the year share option schemes | shares	104,854	137,470	213,144
Changes during the year - Issue of shares RAI acquisition | shares			429,045,762
Allotted and fully paid ending balance | shares	2,456,520,738	2,456,415,884	2,456,278,414